CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Allowance For Doubtful Accounts	$ 827	$ 1,139	$ 1,389